Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Event	Subsequent Event In January 2026, we completed a synthetic share repurchase that combined a direct capital repayment with a reverse stock split as discussed in Note 18 "Equity."